Federated Investors
World-Class Investment Manager

Federated Limited Duration Fund

A Portfolio of the Federated Total Return Series, Inc.

SEMI-ANNUAL REPORT

March 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

March 31, 2002 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--47.9%[1]
		Automotive--12.6%
$1,826,849		AmSouth Auto Trust 2000-1, Class A3, 6.67%, 7/15/2004	$1,870,839
51,103		BMW Vehicle Owner Trust 1999-A, Class A3, 6.41%, 4/25/2003	51,271
450,984		Bay View Auto Trust 1999-LG1, Class A3, 6.91%, 3/15/2004	453,240
3,000,000		Capital Auto Receivables Asset Trust 2000-1, Class A4, 7.00%, 1/17/2005	3,006,780
3,000,000		DaimlerChrysler Auto Trust 2000-E, Class A3, 6.11%, 11/8/2004	3,096,030
73,037		Fleetwood Credit Corp. Grantor Trust 1996-B, Class A, 6.90%, 3/15/2012	75,267
1,000,000		Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.50%, 10/17/2005	990,280
244,390		Key Auto Finance Trust 1999-1, Class C, 7.08%, 1/15/2007	250,548
1,910,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	1,935,117
1,000,000		MMCA Automobile Trust 2000-2, Class B, 7.42%, 8/15/2005	1,057,788
1,000,000		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	1,017,607
819,761		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	851,539
962,861	[2,3]	Navistar Financial Corp. Owner Trust 2000-B, Class A3, 6.67%, 11/15/2004	978,911
525,932		Nissan Auto Receivables Owner Trust 1999-A, Class A3, 6.47%, 9/15/2003	530,534
59,566	[2]	Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	59,566
165,845	[2]	Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	165,845
252,646		Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005	258,206
472,898		Toyota Auto Receivables Owner Trust 1999-A, Class C, 6.70%, 8/16/2004	478,133
1,000,000		Toyota Auto Receivables Owner Trust 2000-B, Class A3, 6.76%, 8/15/2004	1,024,900

		TOTAL	18,152,401

		Credit Card--9.5%
57,890	[2]	Banco Nacional de Mexico SA, Credit Card Merchant Voucher Receivables Master Trust (Series 1996-A), Class A1, 6.25%, 12/1/2003	58,071
500,000	[2]	Circuit City Credit Card Master Trust 2000-1, Class CTF, 3.10%, 2/15/2006	501,772
1,000,000		Citibank Credit Card Master Trust 2002-C1, Class C1, 2.80%, 2/9/2009	1,002,240
1,550,000		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	1,581,264
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued[1]
		Credit Card--continued
$260,000		First USA Credit Card Master Trust 1997-6, Class A, 6.42%, 3/17/2005	$263,432
1,440,000	[2]	First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	1,475,539
1,900,000		J.C. Penney Master Credit Card Trust (Series E), Class A, 5.50%, 6/15/2007	1,941,705
2,000,000		MBNA Master Credit Card Trust 1997-F, Class A, 6.60%, 11/15/2004	2,019,700
1,000,000		MBNA Master Credit Card Trust 1999-I, Class A, 6.40%, 1/18/2005	1,016,170
1,000,000	[2]	MBNA Master Credit Card Trust 1999-M, Class C, 7.45%, 4/16/2007	1,042,660
1,000,000		MBNA Master Credit Card Trust 2000-A, Class A, 7.35%, 7/16/2007	1,067,440
1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	1,584,930

		TOTAL	13,554,923

		Home Equity Loan--14.7%
12,500,000		ACE Securities Corp. 2001-HE1, Class AIO, 6.00%, 8/20/2004	1,110,000
421,751		Amresco Residential Securities Mortgage Loan Trust 1996-1, Class A5, 8.05%, 4/25/2027	447,583
1,500,000		Asset Backed Funding Certificate 2001-AQ1, Class A3, 5.75%, 4/20/2027	1,518,930
20,000,000		Centex Home Equity 2002-B, Class AIO, 6.00%, 11/25/2003	1,062,600
122,096		Countrywide Asset-Backed Certificates 1999-1, Class AF2, 6.16%, 9/25/2025	124,598
890,392		EQCC Home Equity Loan Trust 1996-3, Class A6, 7.40%, 12/15/2019	930,834
267,331		EQCC Home Equity Loan Trust 1997-2, Class A7, 6.89%, 2/15/2020	274,020
2,000,000		EQCC Home Equity Loan Trust 1999-2, Class A3F, 6.347%, 8/25/2022	2,054,920
563,602		Green Tree Home Improvement Loan Trust 1995-C, Class B1, 7.20%, 7/15/2020	566,787
481,015		Green Tree Home Improvement Loan Trust 1997-C, Class B2, 7.59%, 8/15/2028	310,255
3,000,000		Green Tree Home Improvement Loan Trust 1998-D, Class A, 6.32%, 8/15/2029	3,071,441
145,272		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	149,049
268,742		Independent National Mortgage Corp. Home Equity 1997-A, Class BF, 7.39%, 10/25/2028	270,841
1,063,150	[2]	Long Beach Asset Holdings Corp. 2001-3, Class NOT, 7.87%, 9/25/2031	1,044,875
1,500,000		Long Beach Home Equity Loan Trust 2000-LB1, Class M2V, 7.72%, 6/21/2030	1,506,707
1,000,000		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	1,005,160
163,716		New Century Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	152,768
825,153	[2]	Option One Mortgage Securities Corp. 2001-3, Class CTF, 9.66%, 9/26/2031	825,320
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued[1]
		Home Equity Loan--continued
$1,153,782		Saxon Asset Securities Trust 1997-1, Class AF4, 7.76%, 2/25/2027	$1,153,439
60,187		Saxon Asset Securities Trust 1997-1, Class BV, 2.80%, 4/25/2027	60,024
172,285	[2]	Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	162,378
243,846		Saxon Asset Securities Trust 2000-2, Class AV1, 2.16%, 7/25/2030	244,802
19,157,276		Saxon Asset Securities Trust 2001-3, Class AIO, 6.25%, 4/25/2004	1,736,224
1,310,093		Sovereign Bank Home Equity Loan Trust 2000-1, Class A2, 6.96%, 2/25/2015	1,314,616

		TOTAL	21,098,171

		Machinery & Equipment--0.1%
195,898		Case Equipment Loan Trust 1999-A, Class B, 5.96%, 8/15/2005	199,295

		Manufactured Housing--4.8%
2,000,000		Conseco Finance Securitization Corp. 2000-5, Class A2, 7.06%, 2/1/2032	2,048,080
250,000		Green Tree Financial Corp. 1996-2, Class B1, 7.55%, 4/15/2027	199,564
1,250,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 7/15/2028	1,145,748
1,000,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	770,617
1,275,000	[2]	Merit Securities Corp. 12-1, Class B, 7.98%, 7/28/2033	1,221,412
1,000,000		Merit Securities Corp. 13, Class A4, 7.88%, 12/28/2033	1,046,675
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 4.48%, 6/7/2016	496,076

		TOTAL	6,928,172

		Utilities--2.5%
1,500,000		CPL Transition Funding LLC 2002-1, Class A1, 3.54%, 1/15/2007	1,489,245
1,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A5, 6.19%, 9/25/2005	1,024,000
1,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	1,038,890

		TOTAL	3,552,135

		Other--3.7%
146,935		Copelco Capital Funding LLC 1999-B, Class A3, 6.61%, 12/18/2002	147,663
2,000,000	[2]	Embarcadero Aircraft Securitization Trust 2000-A, Class A1, 2.38%, 8/15/2025	1,695,000
1,000,000	[2]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	1,000,000
613,000		Green Tree Home Improvement Loan Trust 1996-F, Class HIB2, 7.70%, 11/15/2027	442,250
1,500,000		Peco Energy Transition Trust 1999-A, Class A4, 5.80%, 3/1/2007	1,542,585
500,000		Tobacco Settlement Revenue Management Authority 2001-A, Class A, 7.67%, 5/15/2016	513,225

		TOTAL	5,340,723

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $69,164,803)	68,825,820

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--8.4%
		Commercial Mortgage--0.5%
$250,000	[2]	Nomura Depositor Trust Commercial Mortgage Pass-Thru (Series 1998-ST I), Class A3, 2.48%, 2/15/2034	$247,695
500,000	[2]	Nomura Depositor Trust Commercial Mortgage Pass-Thru (Series 1998-ST I), Class A5, 3.11%, 2/15/2034	493,125

		TOTAL	740,820

		Government Agency--0.5%
405,000		Federal National Mortgage Association (Series 1993-32), Class H, 6.00%, 3/25/2023	400,679
1,157,131		Federal National Mortgage Association (Series 302), Class 2, 6.00%, 6/1/2029	320,385

		TOTAL	721,064

		Non-Agency Mortgage--7.4%
374,352	[2]	Bayview Financial Acquisition Trust 1998-1, Class MII3, 3.30%, 5/25/2029	323,739
436,138	[2]	Bayview Financial Acquisition Trust 1998-1, Class MII4, 3.60%, 5/25/2029	318,512
624,762		Bear Stearns Mortgage Securities, Inc. 1996-8, Class B3, 8.00%, 11/25/2027	625,121
105,603	[2]	C-BASS ABS, LLC (Series 1997-1), Class A1, 5.96%, 2/1/2017	105,207
53,570		C-BASS ABS, LLC (Series 1998-3), Class AF, 6.50%, 1/25/2033	55,058
1,053,155	[2]	C-BASS ABS, LLC (Series 1999-3), Class B1, 7.04%, 2/3/2029	884,650
87,373	[2]	GE Capital Mortgage Services, Inc. 1994-3, Class B4, 6.50%, 1/25/2024	64,765
903,894		Headlands Mortgage Securities Inc. 1997-1, Class B3, 7.75%, 3/25/2027	913,679
453,837		Homeside Mortgage Securities, Inc. 1998-1, Class A2, 6.75%, 2/25/2028	462,698
900,000	[2]	Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.61%, 10/25/2028	727,317
1,258,000	[2]	Mellon Residential Funding Corp. 1999-TBC1, Class B4, 6.41%, 1/25/2029	1,013,483
662,726		PNC Mortgage Securities Corp. 1998-5, Class 2A2, 6.75%, 7/25/2028	667,458
969,905		PNC Mortgage Securities Corp. 1999-9, Class 3A1, 7.22%, 10/25/2029	992,392
287,922	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.84%, 10/26/2023	227,908
183,769		Residential Accredit Loans, Inc 1997-QS12, Class A6, 7.25%, 11/25/2027	184,011
1,742,249		Residential Accredit Loans, Inc. 2001-QS3, Class NB1, 7.25%, 3/25/2031	1,788,165
649,740		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	652,320
141,488	[2,3]	SMFC Trust Asset-Backed Certificates (Series 1997-A), Class B1-4, 6.18%, 1/28/2025	109,919
461,055		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	463,253

		TOTAL	10,579,655

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $12,090,392)	12,041,539

Principal Amount			Value
		CORPORATE BONDS--20.9%
		Aerospace & Defense--1.2%
$1,000,000		Boeing Capital Corp., Sr. Note, 5.65%, 5/15/2006	$993,110
750,000		Raytheon Co., Note, 6.30%, 3/15/2005	757,148

		TOTAL	1,750,258

		Air Transportation--1.0%
1,350,000		Southwest Airlines Co., Unsecd. Note, 8.75%, 10/15/2003	1,437,926

		Automotive--0.7%
1,000,000	[2,3]	Dana Corp., Note, 7.25%, 12/16/2002	996,250

		Banking--0.7%
1,000,000		Wells Fargo & Co., Note, 6.50%, 9/3/2002	1,015,500

		Broadcast Radio & TV--1.1%
1,500,000		Clear Channel Communications, Inc., Sr.Note, 7.25%, 9/15/2003	1,533,945

		Ecological Services & Equipment--0.7%
1,000,000		WMX Technologies, Inc., Unsecd. Note, 6.38%, 12/1/2003	1,010,430

		Finance - Automotive--2.1%
945,000		Ford Motor Credit Co., 8.55%, 4/8/2002	946,191
1,000,000		Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	990,540
1,000,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	1,013,560

		TOTAL	2,950,291

		Financial Intermediaries--1.9%
1,277,205		BellSouth Savings & Security ESOP Trust, Note, 9.125%, 7/1/2003	1,326,518
1,365,000		Salomon Smith Barney Holdings, Inc., Note, 7.00%, 3/15/2004	1,439,242

		TOTAL	2,765,760

		Food & Drug Retailers--1.4%
1,000,000		Albertsons, Inc., Sr. Note, 6.55%, 8/1/2004	1,035,490
1,000,000		Safeway, Inc., Sr. Note, 6.85%, 9/15/2004	1,040,470

		TOTAL	2,075,960

		Forest Products--1.5%
1,000,000		Fort James Corp., Note, 6.70%, 11/15/2003	997,550
200,000		Quno Corp., Sr. Note, 9.13%, 5/15/2005	207,527
1,000,000	[2,3]	Weyerhaeuser Co., Unsecd. Note, 5.50%, 3/15/2005	997,440

		TOTAL	2,202,517

Principal Amount			Value
		CORPORATE BONDS--continued
		Insurance--0.2%
$250,000		HSB Group, Inc., Company Guarantee, 2.74%, 7/15/2027	$235,748

		Oil & Gas--1.4%
1,000,000		Conoco, Inc., Sr. Note, 5.90%, 4/15/2004	1,028,040
1,000,000	[2,3]	WCG Note Trust, Sr. Note, 8.25%, 3/15/2004	1,004,170

		TOTAL	2,032,210

		Real Estate--0.6%
858,000		EOP Operating LP, Sr. Note, 6.50%, 1/15/2004	882,144

		Retailers--0.7%
1,000,000		Wal-Mart Stores, Inc., 4.15%, 6/15/2005	981,190

		Telecommunications & Cellular--4.3%
1,000,000		AT&T Corp., Global Bond, 5.63%, 3/15/2004	997,230
1,000,000		Citizens Utilities Co., Deb., 6.80%, 8/15/2026	1,018,240
2,000,000		Intermedia Communications, Inc., Sr. Disc. Note (Series B), 12.25%, 3/1/2009	1,465,000
750,000		Qwest Capital Funding, Note, 5.88%, 8/3/2004	674,340
1,000,000		Sprint Capital Corp., 7.63%, 6/10/2002	1,005,810
1,000,000	[2,3]	Verizon Wireless, Inc., 2.39%, 12/17/2003	1,000,400

		TOTAL	6,161,020

		Utilities--1.4%
1,000,000	[2,3]	Conectiv, Inc., 3.41%, 2/28/2003	999,950
1,000,000		Petacalco TopoloBampo Trust, Note, 8.13%, 12/15/2003	1,055,311

		TOTAL	2,055,261

		TOTAL CORPORATE BONDS (IDENTIFIED COST $30,538,375)	30,086,410

		U.S. GOVERNMENT AGENCIES--2.8%
500,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	502,660
3,000,000		Federal National Mortgage Association, Note, 5.13%, 2/13/2004	3,067,980
164,411		Government National Mortgage Association ARM, 8902, 30 Year, 6.38%, 1/20/2022	168,187
69,576		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	74,403
156,584		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	176,596

		TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $3,933,711)	3,989,826

Principal Amount or Shares			Value
		U.S. TREASURY OBLIGATIONS--5.3%
		U.S. Treasury Notes--5.3%
$1,122,000		4.75%, 2/15/2004	$1,145,899
250,000		5.375%, 6/30/2003	257,384
5,000,000		5.75%, 11/15/2005	5,199,500
1,000,000		6.125%, 8/31/2002	1,016,880

		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $7,468,017)	7,619,663

		MUTUAL FUNDS--14.3%
12,048,088		Prime Value Obligations Fund, Class IS	12,048,088
1,312,095		High Yield Bond Portfolio	8,581,104

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $21,468,247)	20,629,192

		TOTAL INVESTMENTS (IDENTIFIED COST $144,663,545)[4]	$143,192,450

1 Because of monthly principal payments, the average lives of the asset-backed securities, collateralized mortgage obligations and certain government agency securities are less than the indicated periods.

2 Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At March 31, 2002, these securities amounted to $19,745,879 which represents 13.7% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $6,087,040, which represents 4.2% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

4 The cost of investments for generally accepted accounting principles ("GAAP") is $144,663,545. Cost for federal tax purposes is $144,638,914. The difference between cost for GAAP and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized depreciation of investments on a federal tax basis amounts to $1,446,464 which is comprised of $1,508,595 appreciation and $2,955,059 depreciation at March 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($143,838,946) at March 31, 2002.

The following acronym is used throughout this portfolio:

ARM	--Adjustable Rate Mortgage

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $144,663,545)		$143,192,450
Cash		19,392
Income receivable		794,236
Receivable for investments sold		21,844
Receivable for shares sold		484,887

TOTAL ASSETS		144,512,809

Liabilities:
Income distribution payable	$673,273
Accrued expenses	590

TOTAL LIABILITIES		673,863

Net assets for 14,731,796 shares outstanding		$143,838,946

Net Assets Consist of:
Paid in capital		$147,009,637
Net unrealized depreciation of investments		(1,471,095)
Accumulated net realized loss on investments		(1,711,592)
Undistributed net investment income		11,996

TOTAL NET ASSETS		$143,838,946

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$106,254,399 ÷ 10,882,383 shares outstanding		$9.76

Institutional Service Shares:
$37,584,547 ÷ 3,849,413 shares outstanding		$9.76

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2002 (unaudited)

Investment Income:
Dividends			$365,454
Interest			3,867,374

TOTAL INCOME			4,232,828

Expenses:
Investment adviser fee		$270,836
Administrative personnel and services fee		77,288
Custodian fees		7,441
Transfer and dividend disbursing agent fees and expenses		26,503
Directors'/Trustees' fees		1,668
Auditing fees		5,788
Legal fees		2,838
Portfolio accounting fees		29,983
Distribution services fee--Institutional Service Shares		39,301
Shareholder services fee--Institutional Shares		129,972
Shareholder services fee--Institutional Service Shares		39,301
Share registration costs		16,459
Printing and postage		13,556
Insurance premiums		584
Taxes		5,078
Miscellaneous		1,022

TOTAL EXPENSES		667,618

Waivers and Reimbursement:
Waiver of investment adviser fee	$(217,275)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,469)
Waiver of distribution services fee--Institutional Service Shares	(31,441)
Waiver of shareholder services fee--Institutional Shares	(129,972)
Reimbursement of investment adviser fee	(406)

TOTAL WAIVERS		(380,563)

Net expenses			287,055

Net investment income			3,945,773

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(885,338)
Net change in unrealized appreciation of investments			(3,317,256)

Net realized and unrealized loss on investments			(4,202,594)

Change in net assets resulting from operations			$(256,821)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2002	Year Ended 9/30/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,945,773	$7,411,034
Net realized gain (loss) on investments	(885,338)	161,088
Net change in unrealized appreciation/depreciation of investments	(3,317,256)	3,242,763

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(256,821)	10,814,885

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,084,382)	(6,531,786)
Institutional Service Shares	(885,541)	(1,045,821)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,969,923)	(7,577,607)

Share Transactions:
Proceeds from sale of shares	41,350,488	71,565,650
Net asset value of shares issued to shareholders in payment of distributions declared	612,597	1,384,627
Cost of shares redeemed	(20,761,656)	(46,728,278)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	21,201,429	26,221,999

Change in net assets	16,974,685	29,459,277

Net Assets:
Beginning of period	126,864,261	97,404,984

End of period (including undistributed net investment income of $11,996 and $19,241, respectively)	$143,838,946	$126,864,261

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended September 30,
	3/31/2002	2001	2000	1999 [1]	1998	1997 [2]
Net Asset Value, Beginning of Period	$10.07	$ 9.79	$ 9.88	$10.23	$10.13	$10.00
Income From Investment Operations:
Net investment income	0.29 [3]	0.65	0.69	0.63	0.70	0.66
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.31)[3]	0.29	(0.10)	(0.35)	0.12	0.14

TOTAL FROM INVESTMENT OPERATIONS	(0.02)	0.94	0.59	0.28	0.82	0.80

Less Distributions:
Distributions from net investment income	(0.29)	(0.66)	(0.68)	(0.63)	(0.70)	(0.65)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	(0.02)	(0.02)

TOTAL DISTRIBUTIONS	(0.29)	(0.66)	(0.68)	(0.63)	(0.72)	(0.67)

Net Asset Value, End of Period	$ 9.76	$10.07	$ 9.79	$ 9.88	$10.23	$10.13

Total Return[4]	(0.17)%	9.95%	6.17%	2.88%	7.85%	8.27%

Ratios to Average Net Assets:

Expenses	0.35%[5]	0.35%	0.35%	0.35%	0.32%	0.00%

Net investment income	5.90%[3,5]	6.51%	7.12%	6.45%	6.31%	6.47%

Expense waiver/reimbursement[6]	0.58%[5]	0.62%	0.73%	0.91%	1.95%	8.74%

Supplemental Data:

Net assets, end of period (000 omitted)	$106,254	$100,519	$87,780	$66,820	$30,219	$7,589

Portfolio turnover	19%	35%	34%	53%	64%	109%

1 Beginning with the year ended September 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from October 1, 1996 (start of performance) to September 30, 1997.

3 Effective October 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the six months ended March 31, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 5.89% to 5.90%. Per share, ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended September 30,
	3/31/2002	2001	2000	1999 [1]	1998	1997 [2]
Net Asset Value, Beginning of Period	$10.07	$ 9.79	$ 9.88	$10.23	$10.13	$10.00
Income From Investment Operations:
Net investment income	0.28 [3]	0.64	0.67	0.60	0.67	0.63
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.31)[3]	0.27	(0.11)	(0.35)	0.12	0.15

TOTAL FROM INVESTMENT OPERATIONS	(0.03)	0.91	0.56	0.25	0.79	0.78

Less Distributions:
Distributions from net investment income	(0.28)	(0.63)	(0.65)	(0.60)	(0.67)	(0.63)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	(0.02)	(0.02)

TOTAL DISTRIBUTIONS	(0.28)	(0.63)	(0.65)	(0.60)	(0.69)	(0.65)

Net Asset Value, End of Period	$ 9.76	$10.07	$ 9.79	$ 9.88	$10.23	$10.13

Total Return[4]	(0.32)%	9.62%	5.86%	2.57%	7.53%	8.10%

Ratios to Average Net Assets:

Expenses	0.65%[5]	0.65%	0.65%	0.65%	0.62%	0.29%

Net investment income	5.60%[3,5]	6.16%	6.82%	6.09%	6.03%	6.31%

Expense waiver/reimbursement[6]	0.53%[5]	0.57%	0.68%	0.86%	1.94%	14.52%

Supplemental Data:

Net assets, end of period (000 omitted)	$37,585	$26,345	$9,625	$8,749	$11,905	$2,724

Portfolio turnover	19%	35%	34%	53%	64%	109%

1 Beginning with the year ended September 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from October 1, 1996 (start of performance) to September 30, 1997.

3 Effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the six months ended March 31, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 5.59% to 5.60%. Per share, ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2002 (unaudited)

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Duration Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuation

U.S. government securities, listed corporate bonds other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 10/1/2001		For the Six Months Ended 3/31/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ (Depreciation)
Increase (decrease)	$16,905	$16,905	$7,726	$(7,726)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

At September 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $809,088, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2006	$ 3,491

2008	$575,771

2009	$229,826

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted security held at March 31, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost
Banco National de Mexico SA, Credit Card Merchant Voucher Receivables Master Trust (Series 1996-A), Class A1, 6.25%, 12/1/2003	01/09/1997	$ 54,091

Bayview Financial Acquisition Trust 1998-1, Class MII3, 3.30%, 5/25/2029	05/14/1998	374,352

Bayview Financial Acquisition Trust 1998-1, Class MII4, 3.60%, 5/25/2029	06/02/1998	436,138

C-BASS ABS, LLC (Series 1997-1), Class A1, 5.96%, 2/1/2017	02/25/1997	105,368

C-BASS ABS, LLC (Series 1999-3), Class B1, 7.04%, 2/3/2029	07/09/1999	853,666

Circuit City Credit Card Master Trust 2000-1, Class CTF, 3.10%, 2/15/2006	02/23/2000	500,000

Embarcadero Aircraft Securitization Trust 2000-A, Class A1, 2.38%, 8/15/2025	08/17/2000	2,000,000

First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	02/23/1998	262,782

GE Capital Mortgage Services, Inc. 1994-3, Class B4, 6.50%, 1/25/2024	07/10/1997	59,763

Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	03/22/2002	971,669

Long Beach Asset Holdings Corp. 2001-3 Class NOT, 7.87%, 9/25/2031	10/02/2001	968,060

MBNA Master Credit Card Trust 1999-M, Class C, 7.45%, 4/16/2007	07/30/2001	1,049,023

Mellon Residential Funding Corp. 1998-TBC1, Class B4, 6.61%, 10/25/2028	12/16/1998	735,222

Mellon Residential Funding Corp. 1999-TBC1, Class B4, 6.41%, 1/25/2029	03/12/1999	993,166

Merit Securities Corp. 12-1, Class B, 7.98%, 7/28/2033	09/02/1999	1,238,024

Nomura Depositor Trust Commercial Mortgage Pass-Thru (Series 1998-ST I), Class A3, 2.48%, 2/15/2034	09/23/1998	243,750

Nomura Depositor Trust Commercial Mortgage Pass-Thru (Series 1998-ST I), Class A5, 3.11%, 2/15/2034	02/03/1998	500,000

Option One Mortgage Securities Corp. 2001-3, Class CTF, 9.66%, 9/26/2031	08/15/2001	825,080

Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2004	05/14/1998	50,832

Paragon Auto Receivables Owner Trust 1998-B, Class B, 7.03%, 3/15/2005	09/09/1998	146,415

Resecuritization Mortgage Trust 1998-A, Class B3, 7.84%, 10/26/2023	02/12/1999	231,365

Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	03/05/1998	158,425

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At March 31, 2002, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 3/31/2002		Year Ended 9/30/2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,164,889	$21,516,973	4,801,586	$47,536,172
Shares issued to shareholders in payment of distributions declared	35,089	348,550	98,672	979,701
Shares redeemed	(1,299,993)	(12,894,366)	(3,884,990)	(38,557,254)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	899,985	$8,971,157	1,015,268	$9,958,619

	Six Months Ended 3/31/2002		Year Ended 9/30/2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,996,239	$19,833,515	2,408,596	$24,029,478
Shares issued to shareholders in payment of distributions declared	26,597	264,047	40,720	404,926
Shares redeemed	(789,676)	(7,867,290)	(816,345)	(8,171,024)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,233,160	$12,230,272	1,632,971	$16,263,380

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,133,145	$21,201,429	2,648,239	$26,221,999

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Institutional Service Shares to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the six months ended March 31, 2002, were as follows:

Purchases	$32,101,769
Sales	$20,360,659

Purchases and sales of long-term U.S. government securities for the six months ended March 31, 2002, were as follows:

Purchases	$1,959,688

Sales	$3,418,167

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Limited Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31428Q408
Cusip 31428Q309

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G01998-06 (5/02)

Federated Investors
World-Class Investment Manager

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL REPORT

March 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

March 31, 2002 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--4.4%
		Home Equity Loans--4.4%
$1,398,164		Ameriquest Mortgage Securities 2001-2, 9.000%, 10/25/2031	$1,386,419
2,529,928		Chase Mortgage Finance Corp. 1994-D, Class A8Z, 6.750%, 2/25/2025	2,535,246
2,000,000		Conseco Finance 2000-D, Class A5, 8.410%, 12/15/2025	2,124,546
1,000,000		Green Tree Financial Corp. 1999-5, 9.200%, 4/1/2031	770,617
854,714		Lehman Structured Securities Corp. 2001-GE3, Class A, 6.000%, 5/28/2018	832,816
1,871,972		Lehman Structured Securities Corp. 2002-GE1, Class A, 6.000%, 7/26/2024	1,791,253
200,000		Mellon Bank Home Equity Installment Loan 98-1, 6.950%, 3/25/2015	201,032
12,498,115		New Century Home Equity Loan Trust 99, Class C3 (Interest Only), 1.935%, 6/25/2002	38,619
2,962,224		Salomon Brothers Mortgage Sec. VII 4, (Interest Only), 2.547%, 12/25/2027	62,947
488,596		Structured Asset Securities Corp. 2001-8A, 8.000%, 5/25/2031	502,315

		TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $10,614,804)	10,245,810

		LONG-TERM OBLIGATIONS--92.7%
		Federal Home Loan Mortgage Corporation--21.2%
2,635,303		5.500%, 12/1/2028	2,490,361
9,271,804		6.000%, 2/1/2032	8,990,776
4,747,930	[1]	6.500%, 8/1/2031 - 5/1/2032	4,728,653
18,469,510		7.000%, 6/1/2028 - 10/1/2031	18,828,287
13,167,085		7.500%, 2/1/2027 - 2/1/2031	13,655,557
915,434		8.000%, 3/1/2031	962,066

		TOTAL	49,655,700

Principal Amount			Value
		LONG-TERM OBLIGATIONS--continued
		Federal Home Loan Mortgage Corporation REMIC--3.1%
$5,809,111		Series 2070 (Interest Only), 7/15/2028	$1,559,862
1,805,141		Series 197 (Principal Only), 4/1/2028	1,290,116
1,946,510		Series 2139 (Interest Only), 6.500%, 10/15/2026	332,707
55,592,082		Series 2100-AI, 6/15/2026	1,804,519
1,200,000		Series 1755-M, 5/15/2023	1,210,836
1,000,000		Series 2346-PE, 8/15/2016	992,820

		TOTAL	7,190,860

		Federal National Mortgage Association--58.1%
20,661,941		5.500%, 1/1/2032 - 3/1/2032	19,380,125
13,035,361	[1]	6.000%, 5/1/2016 - 7/1/2029	12,955,406
73,610,177	[1]	6.500%, 2/1/2014 - 5/1/2032	73,272,364
26,735,159	[1]	7.000%, 12/1/2014 - 5/1/2032	27,383,692
2,443,424		7.500%, 4/1/2015 - 12/1/2031	2,538,739
250,919		8.000%, 12/1/2026	266,680

		TOTAL	135,797,006

		Federal National Mortgage Association REMIC--1.2%
73,898,665		Series GT 99-T2-X, 0.700%, 1/19/2039	1,232,955
75,280,682		Series 2001-T1-IO1, 0.795%, 10/25/2040	1,670,478

		TOTAL	2,903,433

		Government National Mortgage Association--9.1%
3,296,382		6.500%, 5/15/2024 - 5/1/2032	3,294,712
5,366,870		7.000%, 9/15/2028 - 11/15/2031	5,475,477
4,846,597		7.500%, 7/15/2030 - 1/15/2031	5,040,461
7,112,241		8.000%, 4/15/2030 - 11/15/2030	7,483,429

		TOTAL	21,294,079

		TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $216,336,905)	216,841,078

Shares or Principal Amount			Value
		MUTUAL FUND--7.8%
18,345,581		Government Obligations Fund Class IS (at net asset value)	$18,345,581

		U.S. TREASURY--1.2%
$2,500,000		United States Treasury Bonds, 7.250%, 5/15/2016 (IDENTIFIED COST $3,103,532)	2,811,125

		REPURCHASE AGREEMENTS--18.2%[2]
25,000,000	[3,4]	Bear Stearns Cos., Inc., 1.790%, dated 3/12/2002, due 4/11/2002	25,000,000
17,500,000	[3,4]	Goldman Sachs & Co., 1.790%, dated 3/12/2002, due 4/11/2002	17,500,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	42,500,000

		TOTAL INVESTMENTS (IDENTIFIED COST $290,900,822)[5]	$290,743,594

1 All or a portion of this security is subject to dollar roll transaction.

2 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 Security held as collateral for dollar roll transactions.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 The cost of investments for federal tax purposes amounts to $290,900,822. The net unrealized depreciation of investments on a federal tax basis amounts to $157,228 which is comprised of $3,055,466 appreciation and $3,212,694 depreciation at March 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($233,946,025) at March 31, 2002.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2002 (unaudited)

Assets:
Investments in securities	$248,243,594
Investments in repurchase agreements	42,500,000

Total investments in securities, at value (identified cost $290,900,822)		$290,743,594
Income receivable		1,078,548
Receivable for shares sold		76,101
Prepaid expenses		4,449

TOTAL ASSETS		291,902,692

Liabilities:
Payable for investments purchased	14,066,625
Payable for shares redeemed	28,290
Income distribution payable	1,096,890
Payable for dollar roll transactions	42,764,862

TOTAL LIABILITIES		57,956,667

Net assets for 23,154,790 shares outstanding		$233,946,025

Net Assets Consist of:
Paid in capital		$233,122,794
Net unrealized depreciation of investments		(157,228)
Accumulated net realized gain on investments		1,030,231
Distributions in excess of net investment income		(49,772)

TOTAL NET ASSETS		$233,946,025

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$195,937,965 ÷ 19,393,096 shares outstanding		$10.10

Institutional Service Shares:
$38,008,060 ÷ 3,761,694 shares outstanding		$10.10

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2002 (unaudited)

Investment Income:
Interest (net of dollar roll expense of $304,792)			$6,311,948

Expenses:
Investment adviser fee		$399,010
Administrative personnel and services fee		77,288
Custodian fees		9,938
Transfer and dividend disbursing agent fees and expenses		31,056
Directors'/Trustees' fees		1,950
Auditing fees		6,887
Legal fees		2,494
Portfolio accounting fees		33,087
Distribution services fee--Institutional Service Shares		45,094
Shareholder services fee--Institutional Shares		204,287
Shareholder services fee--Institutional Service Shares		45,094
Share registration costs		22,375
Printing and postage		10,203
Insurance premiums		598
Taxes		3,581
Miscellaneous		702

TOTAL EXPENSES		893,644

Waivers and Reimbursement:
Waiver of investment adviser fee	$(292,678)
Waiver of transfer and dividend disbursing agent fees and expenses	(2,344)
Waiver of distribution services fee--Institutional Service Shares	(36,075)
Waiver of shareholder services fee--Institutional Shares	(204,288)
Reimbursement of investment adviser fee	(3,021)

TOTAL WAIVERS AND REIMBURSEMENT		(538,406)

Net expenses			355,238

Net investment income			5,956,710

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			1,312,389
Net change in unrealized depreciation of investments			(4,104,808)

Net realized and unrealized loss on investments			(2,792,419)

Change in net assets resulting from operations			$3,164,291

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2002	Year Ended 9/30/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,956,710	$7,841,770
Net realized gain on investments	1,312,389	1,230,433
Net change in unrealized appreciation (depreciation) of investments	(4,104,808)	3,953,298

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,164,291	13,025,501

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,965,693)	(6,534,180)
Institutional Service Shares	(1,040,789)	(1,307,590)
Distributions from net realized gain on investments
Institutional Shares	(1,169,203)	--
Institutional Service Shares	(265,598)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,441,283)	(7,841,770)

Share Transactions:
Proceeds from sale of shares	86,651,454	168,550,461
Net asset value of shares issued to shareholders in payment of distributions declared	2,100,215	2,180,604
Cost of shares redeemed	(23,526,986)	(40,044,979)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	65,224,683	130,686,086

Change in net assets	60,947,691	135,869,817

Net Assets:
Beginning of period	172,998,334	37,128,517

End of period	$233,946,025	$172,998,334

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended September 30,
	3/31/2002	2001	2000	1999 [1]	1998	1997 [2]
Net Asset Value, Beginning of Period	$10.31	$ 9.84	$ 9.77	$10.11	$10.26	$10.00
Income From Investment Operations:
Net investment income	0.31	0.68	0.68	0.67	0.95	0.25
Net realized and unrealized gain (loss) on investments	(0.13)	0.47	0.08	(0.35)	(0.15)	0.26

TOTAL FROM INVESTMENT OPERATIONS	0.18	1.15	0.76	0.32	0.80	0.51

Less Distributions:
Distributions from net investment income	(0.31)	(0.68)	(0.68)	(0.66)	(0.95)	(0.25)
Distributions from net realized gain on investments	(0.08)	--	(0.01)	--	--	--

TOTAL DISTRIBUTIONS	(0.39)	(0.68)	(0.69)	(0.66)	(0.95)	(0.25)

Net Asset Value, End of Period	$10.10	$10.31	$ 9.84	$ 9.77	$10.11	$10.26

Total Return[3]	1.73%	12.03%	8.11%	3.20%	8.25%	5.12%

Ratios to Average Net Assets:

Expenses	0.30%[4]	0.30%	0.30%	0.30%	0.26%	0.00%[4]

Net investment income	6.02%[4]	6.63%	7.07%	6.63%	9.42%	7.37%[4]

Expense waiver/reimbursement[5]	0.55%[4]	0.67%	2.09%	3.65%	7.22%	12.25%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$195,938	$139,737	$36,722	$17,049	$5,224	$5,145

Portfolio turnover	56%	99%	66%	150%	147%	9%

1 Beginning with the year ended September 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from May 31, 1997 (start of performance) to September 30, 1997.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended September 30,
	3/31/2002	2001	2000	1999 [1]	1998	1997 [2]
Net Asset Value, Beginning of Period	$10.31	$ 9.84	$ 9.77	$10.11	$10.26	$10.00
Income From Investment Operations:
Net investment income	0.29	0.65	0.66	0.66	0.92	0.24
Net realized and unrealized gain (loss) on investments	(0.13)	0.47	0.07	(0.37)	(0.15)	0.26

TOTAL FROM INVESTMENT OPERATIONS	0.16	1.12	0.73	0.29	0.77	0.50

Less Distributions:
Distributions from net investment income	(0.29)	(0.65)	(0.65)	(0.63)	(0.92)	(0.24)
Distributions from net realized gain on investments	(0.08)	--	(0.01)	--	--	--

TOTAL DISTRIBUTIONS	(0.37)	(0.65)	(0.66)	(0.63)	(0.92)	(0.24)

Net Asset Value, End of Period	$10.10	$10.31	$ 9.84	$ 9.77	$10.11	$10.26

Total Return[3]	1.58%	11.69%	7.79%	2.89%	7.93%	5.07%

Ratios to Average Net Assets:

Expenses	0.60%[4]	0.60%	0.60%	0.60%	0.48%	0.00%[4]

Net investment income	5.72%[4]	6.28%	6.72%	6.38%	6.62%	7.76%[4]

Expense waiver/reimbursement[5]	0.50%[4]	0.62%	2.04%	3.60%	8.52%	14.14%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$38,008	$33,261	$406	$529	$15	$5

Portfolio turnover	56%	99%	66%	150%	147%	9%

1 Beginning with the year ended September 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from May 31, 1997 (start of performance) to September 30, 1997.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2002 (unaudited)

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At March 31, 2002, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000
Institutional Service Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 3/31/2002		Year Ended 9/30/2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,494,472	$76,600,387	12,811,795	$128,743,321
Shares issued to shareholders in payment of distributions declared	166,035	1,698,515	179,415	1,817,812
Shares redeemed	(1,819,367)	(18,562,099)	(3,172,120)	(31,927,557)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,841,140	$59,736,803	9,819,090	$98,633,576

	Six Months Ended 3/31/2002		Year Ended 9/30/2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	983,635	$10,051,067	3,949,570	$39,807,140
Shares issued to shareholders in payment of distributions declared	39,253	401,700	35,750	362,792
Shares redeemed	(486,729)	(4,964,887)	(801,057)	(8,117,422)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	536,159	$5,487,880	3,184,263	$32,052,510

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	6,377,299	$65,224,683	13,003,353	$130,686,086

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Government Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the six months ended March 31, 2002, were as follows:

Purchases	$6,497,163

Sales	$1,240,219

Purchases and sales of long-term U.S. government securities for the six months ended March 31, 2002, were as follows:

Purchases	$163,031,473

Sales	$110,456,841

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Mortgage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31428Q887
Cusip 31428Q804

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G02367-01 (5/02)

Federated Investors
World-Class Investment Manager

Federated Ultrashort Bond Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL REPORT

March 31, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

March 31, 2002 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--48.7%
		Automotive--18.2%
$10,000,000		ANRC Auto Owner Trust 2001-A, Class A3, 3.76%, 10/17/2005	$10,034,700
6,000,000		Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	6,083,756
14,000,000		Americredit Automobile Receivables Trust 2002-A, Class A3, 2.06%, 10/12/2006	14,057,004
4,700,593		Associates Automobile Receivables Trust 2000-2, Class A3, 6.82%, 2/15/2005	4,798,654
9,825,000		BMW Vehicle Lease Trust 2000-A, Class A4, 6.67%, 10/25/2003	10,204,974
6,000,000		BMW Vehicle Owner Trust 2001-A, Class A3, 4.70%, 3/25/2005	6,101,880
8,000,000		Carmax Auto Owner Trust 2001-2, Class A3, 3.32%, 11/15/2005	7,924,852
5,000,000		Chase Manhattan Auto Owner Trust 2001-A, Class A3, 4.55%, 8/15/2005	5,067,700
7,000,000		Chase Manhattan Auto Owner Trust 2001-B, Class A3, 3.09%, 11/15/2005	6,929,790
10,000,000		Chevy Chase Auto Receivables Trust 2001-3, Class A3, 3.95%, 5/16/2005	10,029,312
7,000,000		DaimlerChrysler Auto Trust 2001-B, Class A3, 4.85%, 6/6/2005	7,119,560
10,000,000		DaimlerChrysler Auto Trust 2001-C, Class A3, 4.17%, 7/6/2005	10,071,700
5,000,000		First Security Auto Owner Trust 2000-2, Class A3, 6.83%, 7/15/2004	5,094,800
4,000,000		Ford Credit Auto Owner Trust 2000-B, Class A4, 7.03%, 11/15/2003	4,009,120
5,000,000		Ford Credit Auto Owner Trust 2001-D, Class A3, 4.31%, 6/15/2005	5,052,265
708,950		Harley-Davidson Eaglemark Motorcycle Trust 1998-2, Class A2, 5.87%, 4/15/2004	716,945
1,340,249		Harley-Davidson Eaglemark Motorcycle Trust 1999-1, Class A4, 5.52%, 2/15/2005	1,367,778
4,078,217		Harley-Davidson Motorcycle Trust 2001-2, Class B, 4.51%, 6/15/2009	4,101,940
4,595,047		Harley-Davidson Motorcycle Trust 2001-3, Class B, 3.72%, 10/15/2009	4,568,142
7,000,000		Honda Auto Receivables Owner Trust 2001-3, Class A3, 3.40%, 2/18/2005	6,974,730
7,500,000		Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.50%, 10/17/2005	7,427,100
41,353		Household Automobile Revolving Trust I 1998-1, Class B1, 6.30%, 5/17/2005	42,073
123,490		Household Automotive Revolving Trust I 1999-1, Class A3, 6.33% 6/17/2003	123,742
11,000,000		Household Automotive Trust 2001-3, Class A3, 3.68%, 4/17/2006	10,888,680
3,000,000		Isuzu Auto Owner Trust 2001-1, Class A3, 4.88%, 11/22/2004	3,052,200
5,000,000	[1]	Long Beach Auto Receivables Trust 2001-1, Class A3, 5.20%, 3/13/2006	5,067,200
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Automotive--continued
$7,000,000		M&I Auto Loan Trust 2001-1, Class A3, 4.49%, 4/20/2006	$7,082,460
1,056,290		MMCA Automobile Trust 1999-2, Class A2, 6.80%, 8/15/2003	1,063,431
5,000,000		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	5,088,033
10,000,000		MMCA Automobile Trust 2001-4, Class A3, 3.97%, 3/15/2006	10,092,552
2,049,404		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	2,128,847
4,814,303		Navistar Financial Corp. Owner Trust 2000-B, Class A3, 6.67%, 11/15/2004	4,894,557
5,000,000		Navistar Financial Corp. Owner Trust 2001-A, Class A3, 4.99%, 8/15/2005	5,079,300
7,000,000		Navistar Financial Corp. Owner Trust 2001-B, Class A3, 2.15%, 7/17/2006	7,008,310
788,898		Nissan Auto Receivables Owner Trust 1999-A, Class A3, 6.47%, 9/15/2003	795,800
10,000,000		Nissan Auto Receivables Owner Trust 2001-C, Class A3, 4.31%, 5/16/2005	10,095,139
1,008,848		Toyota Auto Receivables Owner Trust 1999-A, Class C, 6.70%, 8/16/2004	1,020,016
5,000,000		Toyota Auto Receivables Owner Trust 2000-B, Class A3, 6.76%, 8/15/2004	5,124,500
15,000,000		Union Acceptance Corp. 2001-C, Class A3, 3.81%, 4/10/2006	15,016,350
15,000,000		World Omni Auto Receivables Trust 2001-B, Class A3, 3.79%, 11/21/2005	14,967,876

		TOTAL	246,367,768

		Credit Card--6.2%
4,000,000		ARRAN Master Trust 2000-C, Class C, 2.88%, 9/15/2007	3,983,832
3,000,000	[1]	Circuit City Credit Card Master Trust 2000-1, Class CTF, 3.10%, 2/15/2006	3,010,630
3,750,000		Citibank Credit Card Issuance Trust 2000-C2, Class C2, 2.48%, 10/15/2007	3,719,138
4,000,000		Citibank Credit Card Issuance Trust 2002-C1, Class C1, 2.79%, 2/9/2009	4,008,960
21,625,000		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	22,061,176
5,000,000		First Consumers Master Trust 2001-A, Class B, 3.00%, 9/15/2008	5,029,650
11,000,000	[1]	First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	11,271,480
7,500,000		Fleet Credit Card Master Trust II 2001-C, Class A, 3.86%, 3/15/2007	7,379,325
6,000,000		J.C. Penney Master Credit Card Trust E, Class A, 5.50%, 6/15/2007	6,131,700
2,000,000		MBNA Master Credit Card Trust 1997-F, Class A, 6.60%, 11/15/2004	2,019,700
4,000,000		MBNA Master Credit Card Trust 1999-I, Class A, 6.40%, 1/18/2005	4,064,680
2,750,000	[1]	MBNA Master Credit Card Trust 1999-K, Class C, 2.85%, 3/15/2005	2,762,787
4,000,000		MBNA Master Credit Card Trust 2001-C3, Class C3, 6.55%, 12/15/2008	4,058,868
5,000,000		Providian Master Trust 1999-2, Class A, 6.60%, 4/16/2007	5,081,700

		TOTAL	84,583,626

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Equipment Lease Contracts--1.5%
$5,000,000		CIT Equipment Collateral 2000-2, Class A3, 6.84%, 6/20/2004	$5,121,348
10,000,000		CIT Equipment Collateral 2001-A, Class A3, 4.32%, 5/20/2005	10,068,094
4,000,000	[1]	Copelco Capital Funding Corp. 2000-A, Class R1, 7.57%, 11/18/2005	4,120,000
426,200		Newcourt Equipment Trust Securities 1998-2, Class D, 7.21%, 9/15/2007	433,488

		TOTAL	19,742,930

		Home Equity Loan--16.1%
103,415,000		ACE Securities Corp. 2001-HE1, Class AIO, 6.00%, 8/20/2004	9,183,252
5,592,655	[1]	AQ Finance NIM Trust 2001-2, 9.00%, 10/25/2031	5,545,676
4,167,479	[1]	AQ Finance NIM Trust 2001-3A, NOTE, 8.84%, 2/25/2032	4,161,557
5,168,537	[1]	AQ Finance NIM Trust 2001-A, NOTE, 9.50%, 8/15/2031	5,145,951
2,600,000	[1]	AQ Finance NIM Trust 2002-1, NOTE, 9.50%, 6/25/2032	2,596,750
421,751		AMRESCO Residential Securities Mortgage Loan Trust 1996-1, Class A5, 8.05%, 4/25/2027	447,583
12,500,000		AMRESCO Residential Securities Mortgage Loan Trust 1998-2, Class A4, 6.45%, 4/25/2027	12,738,500
6,000,000		American Business Financial Services 2001-2, Class A3, 5.82%, 7/25/2016	6,108,331
16,000,000		American Business Financial Services 2002-1, Class AIO, 10.00%, 9/15/2004	3,624,960
5,000,000		Asset Backed Funding Certificate 2001-AQ1, Class A3, 5.75%, 4/20/2027	5,063,100
43,000,000		Asset Backed Securities Corp. Home Equity Loan Trust 2001-HE3, Class AIO, 6.50%, 11/15/2031	3,597,724
5,816,488		Centex Home Equity 1999-2, Class A3, 6.26%, 7/25/2025	5,901,002
1,000,000		Chase Funding Mortgage Loan 1999-1, Class IIB, 4.60%, 6/25/2028	1,003,310
20,000,000		Chase Funding Mortgage Loan 2001-3, Class IA-IO, 6.00%, 9/25/2002	487,600
72,500,000		Chase Funding Mortgage Loan 2001-3, Class 2A-IO, 6.00%, 9/25/2002	1,767,550
316,626		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	322,510
6,820,000		Conseco Finance 2000-B, Class AF3, 7.52%, 3/15/2020	7,039,827
6,000,000		Conseco Finance 2001-B, Class 1A3, 5.81%, 6/15/2032	6,136,456
114,000,000		Conseco Finance 2001-D, Class AIO, 8.80%, 11/15/2032	13,110,000
142,981		ContiMortgage Home Equity Loan Trust 1994-4, Class A6, 8.27%, 12/15/2024	143,023
5,800,000		ContiMortgage Home Equity Loan Trust 1999-3, Class A4, 7.12%, 1/25/2025	5,998,592
6,000,000		Ditech Home Loan Owner Trust 1997-1, Class A4, 7.36%, 1/15/2024	6,231,240
180,843		EQCC Home Equity Loan Trust 1995-4, Class A4, 6.95%, 3/15/2012	184,740
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$1,100,000		EQCC Home Equity Loan Trust 1995-4, Class A5, 7.25%, 3/15/2026	$1,120,673
1,870,148		EQCC Home Equity Loan Trust 1997-2, Class A7, 6.89%, 2/15/2020	1,916,939
15,000,000		EQCC Home Equity Loan Trust 1999-2, Class A3F, 6.35%, 8/25/2022	15,411,900
5,834,931	[1]	First Franklin NIM Trust 2001-FF2, Note, 8.35%, 11/25/2031	5,743,790
3,434,949	[1]	First Plus Home Loan Trust 1997-3, Class B2, 8.50%, 11/10/2023	3,412,931
6,000,000		First Plus Home Loan Trust 1997-4, Class A8, 7.31%, 9/11/2023	6,155,100
7,115,788		First Plus Home Loan Trust 1997-4, Class M1, 7.14%, 9/11/2023	7,293,114
435,012		GE Capital Mortgage Services, Inc. 1997-HE4, Class A5, 6.80%, 12/25/2017	441,580
22,174,000		GMAC Mortgage Corp. Loan Trust 2002-HE2, Class AIO, 7.50%, 6/25/2027	3,734,989
518,827		Green Tree Home Equity Loan Trust 1999-A, Class A3, 5.98%, 4/15/2018	526,820
140,901		Green Tree Home Improvement Loan Trust 1995-C, Class B1, 7.20%, 7/15/2020	141,697
84,742		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	86,945
5,400,000		Indymac Home Equity Loan Asset-Backed Trust 1998-A, Class AF4, 6.31%, 10/25/2029	5,511,618
4,165,000		Indymac Home Equity Loan Asset-Backed Trust 2000-B, Class MV2, 2.90%, 6/25/2030	4,193,224
5,000,000		Indymac Home Equity Loan Asset-Backed Trust 2001-A, Class AF6, 6.54%, 11/25/2030	5,028,150
31,200,000		Indymac Home Equity Loan Asset-Backed Trust 2001-C, Class AIO, 6.50%, 12/25/2032	2,769,000
5,486,529	[1]	Long Beach Asset Holdings Corp. NIM Trust 2001-3, Note, 7.87%, 9/25/2031	5,392,215
69,975,000		Long Beach Mortgage Loan Trust 2001-4, Class 2S, 6.00%, 6/25/2004	6,363,527
2,487,200		Mellon Bank Home Equity Installment Loan 1997-1, Class A4, 6.84%, 7/25/2012	2,551,593
2,000,000		Mellon Bank Home Equity Installment Loan 1998-1, Class B, 6.95%, 3/25/2015	2,010,320
2,971,049		Mellon Bank Home Equity Installment Loan 1999-1, Class A2, 6.02%, 11/25/2013	3,029,609
1,243,428	[1,2]	Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	1,119,085
163,716	[1]	NC Finance Trust 1999-I, Class D, 8.75%, 1/25/2029	152,768
53,000,000		New Century Home Equity Loan Trust 2002-A, Class AIO, 5.00%, 3/25/2032	2,120,000
1,136,362	[1]	Option One Mortgage Securities Corp. 1999-3, Class CTF, 10.80%, 12/25/2029	1,136,362
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$3,025,562	[1]	Option One Mortgage Securities Corp. 2001-3, Class CTF, 9.66%, 9/26/2031	$3,026,172
7,000,000		Residential Asset Mortgage Products, Inc. 2002-RZ1, Class A2, 4.30%, 4/25/2023	6,952,905
42,000,000		Residential Asset Mortgage Products, Inc. 2002-RZ1, Class AIO, 5.50%, 8/25/2004	3,688,020
1,290,351	[1]	Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	1,216,156
81,744		Saxon Asset Securities Trust 1999-2, Class BV1, 8.31%, 5/25/2029	81,744
74,713,376		Saxon Asset Securities Trust 2001-3, Class AIO, 6.25%, 4/25/2004	6,771,273
655,046		Sovereign Bank Home Equity Loan Trust 2000-1, Class A2, 6.96%, 2/25/2015	657,308
540,421		The Money Store Home Equity Trust 1992-D1, Class A2, 8.18%, 1/15/2008	539,948
6,286		The Money Store Home Equity Trust 1998-B, Class AF4, 6.12%, 6/15/2021	6,286
283,908		UCFC Home Equity Loan 1997-C, Class A5, 6.88%, 9/15/2022	289,082

		TOTAL	217,132,077

		Manufactured Housing--3.4%
3,000,000		Conseco Finance Securitization Corp. 2000-5, Class A2, 7.06%, 2/1/2032	3,072,120
111,760,042		Conseco Recreational Enthusiast Consumer Trust 2001-A, Class APIO, 5.00%, 8/15/2025	9,011,212
480,611		Green Tree Financial Corp. 1993-4, Class B1, 7.20%, 1/15/2019	486,360
39,031		Green Tree Financial Corp. 1994-5, Class A4, 7.95%, 11/15/2019	39,859
404,714		Green Tree Financial Corp. 1994-7, Class A6, 8.95%, 3/15/2020	435,861
250,000		Green Tree Financial Corp. 1995-3, Class B1, 7.85%, 8/15/2025	212,717
4,250,000		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	4,458,337
6,424,174		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	6,784,891
500,000		Green Tree Financial Corp. 1997-3, Class B1, 7.51%, 7/15/2028	458,299
56,026		Green Tree Financial Corp. 1997-4, Class A4, 6.65%, 2/15/2029	56,481
1,500,000		Green Tree Financial Corp. 1997-4, Class B1, 7.23%, 2/15/2029	1,472,349
6,000,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	4,623,704
34,978		Green Tree Recreational, Equipment & Consumer Trust 1997-B, Class A1, 6.55%, 7/15/2028	36,033
342,859		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61% 2/25/2028	348,032
7,000,000		Lehman ABS Manufactured Housing Contract 2001-B, Class A2, 3.70%, 11/15/2010	6,915,176
4,000,000	[1]	Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	3,831,880
2,000,000		Merit Securities Corp. 13, Class A4, 7.88%, 12/28/2033	2,093,350
891,307		Vanderbilt Mortgage Finance 1994-A, Class A3, 8.00%, 7/10/2019	911,085
500,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 4.48%, 6/7/2016	496,076

		TOTAL	45,743,822

Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Other--1.8%
$5,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	$5,194,450
4,000,000		Caterpillar Financial Asset Trust 2001-A, Class A3, 4.85%, 4/25/2007	4,063,172
5,000,000		Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	5,000,000
8,000,000		John Deere Owner Trust 2001-A, Class A3, 3.26%, 10/17/2005	7,920,116
2,000,000		Tobacco Settlement Revenue Management Authority 2001-A, Class A, 7.67%, 5/15/2016	2,052,900

		TOTAL	24,230,638

		Utilities--1.5%
8,500,000		CPL Transition Funding LLC 2002-1, Class A1, 3.54%, 1/15/2007	8,439,055
11,188,000		Peco Energy Transition Trust 1999-A, Class A4, 5.80%, 3/1/2007	11,505,627

		TOTAL	19,944,682

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $658,465,757)	657,745,543

		COLLATERALIZED MORTGAGE OBLIGATIONS--8.7%
		Non-Agency Mortgage--8.7%
10,567,523		Bank of America Mortgage Securities 2001-10, Class 2A6, 2.30%, 10/25/2016	10,561,552
712,055	[1]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	713,336
454,310	[1]	Bayview Financial Acquisition Trust 1998-1, Class MII1, 2.60%, 5/25/2029	432,049
554,018		Bear Stearns Mortgage Securities, Inc. 1996-8, Class B3, 8.00%, 11/25/2027	554,337
124,996		C-BASS ABS, LLC 1998-3, Class AF, 6.50%, 1/25/2033	128,468
2,653,618	[1]	C-BASS ABS, LLC 1999-3, Class B1, 7.04%, 2/3/2029	2,229,039
747,994		Countrywide Home Loans 1999-3, Class A3, 6.25%, 4/25/2029	758,768
677,348		Countrywide Home Loans 1999-5, Class A1, 6.75%, 5/25/2028	688,894
3,418,301		Government National Mortgage Association, 1998-1, Class PG, 7.00%, 7/20/2024	140,082
5,642,742		Government National Mortgage Association, 2001-13, Class PV, 6.50% 7/20/2027	851,588
564,238		Greenwich Capital Acceptance 1994-C, Class B1, 6.03%, 1/25/2025	559,810
7,000,000	[1]	Harwood Street Funding I, LLC 2001-1A, Class CTFS, 3.70%, 9/20/2004	6,984,670
1,923,778		Homeside Mortgage Securities, Inc. 1998-1, Class A2, 6.75%, 2/25/2028	1,961,339
14,707,367		Impac CMB Trust 2001-4, Class A2, 2.47%, 12/25/2031	14,808,749
25,000,000		Impac Secured Assets Common Owner Trust 2001-7, Class AIO, 8.00%, 4/25/2004	2,855,500
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$100,000	[1]	Mellon Residential Funding Corp 1998-TBC1, Class B4, 6.60%, 10/25/2028	$80,813
355,977		Norwest Asset Securities Corp. 1998-2, Class A1, 6.50%, 2/25/2028	358,027
2,761		Norwest Asset Securities Corp. 1998-6, Class A9, 6.90%, 4/25/2028	2,760
1,470,475		PNC Mortgage Securities Corp. 1999-5 2A1, Class 2A1, 6.75%, 7/25/2029	1,485,914
5,000,000	[1]	Principal Residential Mortgage Capital Resources 2001-3A, Class B, 3.70%, 12/20/2006	5,000,000
287,922	[1]	Resecuritization Mortgage Trust 1998-A, Class B3, 7.84%, 10/26/2023	227,908
183,769		Residential Accredit Loans, Inc. 1997-QS12, Class A6, 7.25%, 11/25/2027	184,011
2,094,657		Residential Accredit Loans, Inc. 1998-QS14, Class A2, 6.50%, 10/25/2028	2,109,696
13,440,203		Residential Accredit Loans, Inc. 2001-QS3, Class NB1, 7.25%, 3/25/2031	13,794,419
5,539,638		Residential Asset Securitization Trust 1997-A3, Class A13, 6.92%, 5/25/2027	5,590,159
31,762		Residential Asset Securitization Trust 1998-A5, Class A1, 6.75%, 6/25/2028	31,764
30,633		Residential Asset Securitization Trust 1998-A6, Class IA7, 6.75%, 7/25/2028	30,650
51,500,000		Residential Asset Securitization Trust 2002-A1, Class AIO, 5.75%, 7/25/2004	5,633,070
974,610		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	978,480
531,717		Residential Funding Mortgage Securities I 1995-S4, Class M1, 8.00%, 4/25/2010	547,413
1,155,592		Residential Funding Mortgage Securities I 1996-S1, Class A11, 7.10%, 1/25/2026	1,173,746
446,934		Residential Funding Mortgage Securities I 1996-S25, Class M3, 7.75%, 12/25/2026	457,227
1,626,971		Residential Funding Mortgage Securities II 1999-HS2, Class AI4, 6.34%, 7/25/2029	1,640,066
3,227,386		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	3,242,770
8,920,000		Structured Asset Securities Corp. 2001-11, Class 1A2, 5.75%, 8/25/2031	8,874,731
7,500,000		Washington Mutual Mortgage Securities Corp. 2001-AR2, Class A2, 4.52%, 11/25/2031	7,657,250
15,000,000		Washington Mutual Mortgage Securities Corp. 2001-AR4, Class A2, 3.96%, 12/25/2031	14,611,425

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $117,956,738)	117,940,480

Principal Amount			Value
		CORPORATE BONDS--17.1%
		Aerospace & Defense--1.3%
$9,750,000		Boeing Capital Corp., Sr. Note, 5.65%, 5/15/2006	$9,682,823
7,579,000		Raytheon Co., Note, 6.30%, 3/15/2005	7,651,228

		TOTAL	17,334,051

		Automotive--0.5%
4,750,000		Delphi Auto Systems Corp., Note, 6.13%, 5/1/2004	4,835,595
2,500,000		Hertz Corp., Jr. Sub. Note, 7.00%, 7/15/2003	2,507,150

		TOTAL	7,342,745

		Beverage & Tobacco--0.1%
1,000,000		Philip Morris Cos., Inc., Deb., 8.25%, 10/15/2003	1,062,800

		Broadcast Radio & TV--1.1%
9,000,000		Clear Channel Communications, Inc., Sr. Note, 7.25%, 9/15/2003	9,203,670
5,500,000		Fox Family Worldwide, Inc., Sr. Disc. Note, 10.25%, 11/1/2007	5,940,000

		TOTAL	15,143,670

		Building & Development--0.4%
5,800,000		Centex Corp., Sr. Note, 3.52%, 10/22/2002	5,806,380

		Consumer Products--0.2%
3,000,000		Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008	3,375,000

		Ecological Services & Equipment-- 0.3%
1,325,000		USA Waste Services, Inc., Sr. Note, 6.50%, 12/15/2002	1,339,761
3,000,000		WMX Technologies, Inc., Unsecd. Note, 6.38%, 12/1/2003	3,031,290

		TOTAL	4,371,051

		Finance - Automotive--1.5%
3,000,000		DaimlerChrysler AG, Company Guarantee, 7.75%, 6/15/2005	3,137,550
7,000,000	[3]	Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	6,933,780
2,000,000	[3]	Ford Motor Credit Co., Unsecd. Note, 7.75%, 11/15/2002	2,034,060
8,000,000		General Motors Acceptance Corp., Note, 5.80%, 3/12/2003	8,082,400

		TOTAL	20,187,790

		Finance - Retail--0.4%
3,000,000	[1]	Banco Latinoamericano SA, Note, 7.20%, 5/15/2002	3,010,332
2,000,000		Wells Fargo & Co., Note, 6.50%, 9/3/2002	2,031,000

		TOTAL	5,041,332

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Intermediaries--1.0%
$7,000,000		Amvescap PLC, Company Guarantee, 6.60%, 5/15/2005	$7,116,410
1,000,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.00%, 10/1/2002	1,022,920
5,000,000		Salomon Smith Barney Holdings, Inc., Note, 7.00%, 3/15/2004	5,271,950

		TOTAL	13,411,280

		Financial Services--0.4%
5,000,000		Heller Financial, Inc., Bond, 6.40%, 1/15/2003	5,130,700

		Food & Drug Retailers--1.8%
9,700,000		Albertsons, Inc., Sr. Note, 6.55%, 8/1/2004	10,044,253
8,425,000		Meyer (Fred), Inc., Sr. Note, 7.38%, 3/1/2005	8,872,704
5,000,000		Safeway, Inc., Note, 6.15%, 3/1/2006	5,053,200

		TOTAL	23,970,157

		Forest Products--1.0%
4,000,000		Fort James Corp., Note, 6.70%, 11/15/2003	3,990,200
10,000,000	[1]	Weyerhaeuser Co., Note, 3.09%, 9/15/2003	10,000,680

		TOTAL	13,990,880

		Metals & Mining--0.4%
5,000,000		Noranda, Inc., Deb., 8.625%, 7/15/2002	5,057,950

		Oil & Gas--0.9%
7,000,000		Conoco Funding, Co., Company Guarantee, 5.45%, 10/15/2006	6,954,360
5,000,000	[1]	WCG Note Trust, Sr. Note, 8.25%, 3/15/2004	5,020,850

		TOTAL	11,975,210

		Real Estate--0.6%
5,000,000		EOP Operating LP, Note, 7.38%, 11/15/2003	5,232,050
2,320,000		EOP Operating LP, Sr. Note, 6.38%, 2/15/2003	2,366,029

		TOTAL	7,598,079

		Retailers--0.7%
10,000,000		Wal-Mart Stores, Inc., Note, 4.15%, 6/15/2005	9,811,900

Principal Amount			Value
		CORPORATE BONDS--continued
		Telecommunications & Cellular--3.1%
$5,000,000		Citizens Utilities Co., Deb., 6.80%, 8/15/2026	$5,091,200
8,000,000		Intermedia Communications, Inc., Sr. Disc. Note, 12.25%, 3/1/2009	5,860,000
2,000,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	390,000
3,000,000		Qwest Capital Funding, Note, 5.88%, 8/3/2004	2,697,360
5,000,000		Sprint Capital Corp., Company Guarantee, 5.88%, 5/1/2004	4,764,250
1,500,000		Sprint Capital Corp., Company Guarantee, 7.63%, 6/10/2002	1,508,715
3,160,000	[3]	Tele-Communications, Inc., Sr. Note, 8.25%, 1/15/2003	3,248,132
3,000,000		U.S. West Communications, Inc., Note, 7.20%, 11/1/2004	2,941,470
15,000,000	[1,3]	Verizon Wireless, Inc., Note, 2.27%, 12/17/2003	15,006,000

		TOTAL	41,507,127

		Utilities--1.4%
8,750,000	[1]	Conectiv, Inc., Note, 3.41%, 2/28/2003	8,749,562
3,000,000		Ohio Power Co., Note, 7.00%, 7/1/2004	3,102,120
2,000,000		PP&L Capital Funding, Inc., Note, 7.70%, 11/15/2002	2,036,580
5,000,000		Petacalco Topolobampo Trust, Note, 8.13%, 12/15/2003	5,276,555

		TOTAL	19,164,817

		TOTAL CORPORATE BONDS (IDENTIFIED COST $235,373,628)	231,282,919

		U.S. GOVERNMENT AGENCIES--1.9%
9,055,076		Federal Home Loan Mortgage Corp. (Series 2337), Class PI, 6.50% 3/15/2021	1,119,479
10,276,923		Federal Home Loan Mortgage Corp. (Series 2346), Class PI, 6.50%, 3/15/2011	1,017,621
11,670,871		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	11,510,397
8,720,382		Federal National Mortgage Association (Series 1998-73), Class A, 6.50%, 1/25/2029	8,819,445
11,031,311		Federal National Mortgage Association (Series 302), Class 2, 6.00%, 6/1/2029	3,054,349

		TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $25,305,575)	25,521,291

Principal Amount or Shares			Value
		U.S. TREASURY--6.0%
		Treasury Securities--6.0%
$79,519,680	[3]	U.S. Treasury Inflation Indexed Note Series J-2002, 3.625% 7/15/2002 (IDENTIFIED COST $80,033,034)	$80,872,310

		MUTUAL FUNDS--16.7%
12,746,281		High Yield Bond Portfolio	83,360,680
142,894,572		Prime Value Obligations Fund, Class IS	142,894,572

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $228,440,726)	226,255,252

		TOTAL INVESTMENTS (IDENTIFIED COST $1,345,575,458)[4]	$1,339,617,795

1 Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At March 31, 2002, these securities amounted to $126,168,629 which represents 9.3% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $1,119,085, which represents 0.1% of net assets.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

3 Certain shares are temporarily on loan to unaffiliated broker/dealers.

4 The cost of investments for generally accepted accounting principles is $1,345,575,458. Cost for federal tax purposes is $1,345,716,085. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized depreciation of investments on a federal tax basis amounts to $6,098,290 which is comprised of $8,327,961 appreciation and $14,426,251 depreciation at March 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($1,351,542,762) at March 31, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $1,345,575,458)		$1,339,617,795
Cash		108,712
Cash held as collateral for securities lending		75,825,050
Income receivable		6,361,681
Receivable for investments sold		1,054,423
Receivable for fund shares sold		8,794,561
Receivable for daily variation margin		1,958,871

TOTAL ASSETS		1,433,721,093

Liabilities:
Payable for fund shares redeemed	$1,280,685
Income distribution payable	4,758,291
Payable on collateral due to broker	75,825,050
Accrued expenses	314,305

TOTAL LIABILITIES		82,178,331

Net assets for 691,188,437 shares outstanding		$1,351,542,762

Net Assets Consist of:
Paid in capital		$1,366,713,103
Net unrealized depreciation of investments and futures contracts		(6,301,089)
Accumulated net realized loss on investments and futures contracts		(8,197,287)
Distributions in excess of net investment income		(671,965)

TOTAL NET ASSETS		$1,351,542,762

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$615,290,444 ÷ 314,592,959 shares outstanding		$1.96

Institutional Service Shares:
$736,252,318 ÷ 376,595,478 shares outstanding		$1.96

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2002 (unaudited)

Investment Income:
Dividends			$2,953,360
Interest			26,058,036

TOTAL INCOME			29,011,396

Expenses:
Investment adviser fee		$3,504,296
Administrative personnel and services fee		439,276
Custodian fees		22,129
Transfer and dividend disbursing agent fees and expenses		34,019
Directors'/Trustees' fees		2,207
Auditing fees		5,972
Legal fees		1,752
Portfolio accounting fees		80,087
Distribution services fee--Institutional Service Shares		920,994
Shareholder services fee--Institutional Shares		539,130
Shareholder services fee--Institutional Service Shares		922,905
Share registration costs		113,486
Printing and postage		13,176
Insurance premiums		584
Taxes		40,292
Miscellaneous		1,428

TOTAL EXPENSES		6,641,733

Waivers and Reimbursement:
Waiver of investment adviser fee	$(1,919,564)
Waiver of transfer agent fee	(8,519)
Waiver of distribution services fee--Institutional Service Shares	(184,199)
Waiver of shareholder services fee--Institutional Shares	(539,130)
Reimbursement of investment adviser fee	(8,574)

TOTAL WAIVERS AND REIMBURSEMENT		(2,659,986)

Net expenses			3,981,747

Net investment income			25,029,649

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(3,770,824)
Net realized loss on futures contracts			(71,891)
Net change in unrealized appreciation of investments and futures contracts			(10,106,188)

Net realized and unrealized loss on investments and futures contracts			(13,948,903)

Change in net assets resulting from operations			$11,080,746

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2002	Year Ended 9/30/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,029,649	$19,309,798
Net realized loss on investments and futures contracts	(3,842,715)	(3,025,448)
Net change in unrealized appreciation (depreciation) of investments and futures contracts	(10,106,188)	6,812,467

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,080,746	23,096,817

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(10,076,556)	(5,539,933)
Institutional Service Shares	(15,643,756)	(13,934,652)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,720,312)	(19,474,585)

Share Transactions:
Proceeds from sale of shares	1,610,924,959	849,733,750
Net asset value of shares issued to shareholders in payment of distributions declared	11,745,572	12,046,182
Cost of shares redeemed	(991,288,419)	(358,019,837)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	631,382,112	503,760,095

Change in net assets	616,742,546	507,382,327

Net Assets:
Beginning of period	734,800,216	227,417,889

End of period (including undistributed net investment income of $35,257 for 9/30/2001, respectively)	$1,351,542,762	$734,800,216

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2002	Year Ended 9/30/2001	Period Ended 9/30/2000 [1]
Net Asset Value, Beginning of Period	$1.98	$1.96	$1.96
Income From Investment Operations:
Net investment income	0.05 [2]	0.13	0.08
Net realized and unrealized gain (loss) on investments and futures contracts	(0.02)[2]	0.02	0.00 [3]

TOTAL FROM INVESTMENT OPERATIONS	0.03	0.15	0.08

Less Distributions:
Distributions from net investment income	(0.05)	(0.13)	(0.08)

Net Asset Value, End of Period	$1.96	$1.98	$1.96

Total Return[4]	1.34%	7.91%	4.40%

Ratios to Average Net Assets:

Expenses	0.40%[5]	0.35%	0.35%[5]

Net investment income	4.57%[2,5]	6.40%	7.37%[5]

Expense waiver/reimbursement[6]	0.58%[5]	0.70%	0.72%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$615,290	$216,859	$48,736

Portfolio turnover	8%	22%	43%

1 Reflects operations for the period from February 22, 2000 (date of initial public investment) to September 30, 2000.

2 Effective October 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Account (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. For the six months ended March 31, 2002, this effect had no change on the net investment income per share or the net realized and unrealized gain (loss) on investments per share. The ratio of net investment income to average net assets decreased from 4.59% to 4.57%. Per share, ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

3 Amount represents less than $0.01 per share.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended September 30,			Period Ended
	3/31/2002	2001	2000	1999 [1]	9/30/1998 [2,3]
Net Asset Value, Beginning of Period	$1.98	$1.96	$1.98	$2.00	$1.99
Income From Investment Operations:
Net investment income	0.04 [4]	0.12	0.13	0.12 [5]	0.10
Net realized and unrealized gain (loss) on investments and futures contracts	(0.02)[4]	0.02	(0.02)	0.01 [6]	0.03

TOTAL FROM INVESTMENT OPERATIONS	0.02	0.14	0.11	0.13	0.13

Less Distributions:
Distributions from net investment income	(0.04)	(0.12)	(0.13)	(0.15)	(0.11)
Distributions from net realized gain on investments and futures contracts	--	--	(0.00)[7]	--	(0.01)

TOTAL DISTRIBUTIONS	(0.04)	(0.12)	(0.13)	(0.15)	(0.12)

Net Asset Value, End of Period	$1.96	$1.98	$1.96	$1.98	$2.00

Total Return[8]	1.11%	7.43%	5.95%	5.32%	6.75%

Ratios to Average Net Assets:

Expenses	0.85%[9]	0.80%	0.80%	0.77%	0.56%[9]

Net investment income	4.12%[4,9]	5.99%	6.61%	6.36%	5.18%[9]

Expense waiver/reimbursement[10]	0.38%[9]	0.50%	0.38%	0.49%	6.83%[9]

Supplemental Data:

Net assets, end of period (000 omitted)	$736,252	$517,941	$178,682	$196,032	$100

Portfolio turnover	8%	22%	43%	20%	501%

1 Beginning with the year ended September 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from October 3, 1997 (date of initial public investment) to September 30, 1998.

3 Per share amounts have been restated to reflect a share dividend as disclosed in the Notes.

4 Effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. For the six months ended March 31, 2002, this effect had no change on the net investment income per share or the net realized and unrealized gain (loss) on investments per share. The ratio of net investment income to average net assets decreased from 4.14% to 4.12%. Per share, ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

5 Per share amount is based on the average number of shares outstanding.

6 The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized loss on investments and futures contracts for the year ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

7 Amount represents less than $(0.01) per share.

8 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

9 Computed on an annualized basis.

10 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2002 (unaudited)

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide total return consistent with current income.

The Fund offers two classes: Institutional Shares and Institutional Service Shares.

On August 20, 1998, the Board of Directors (the "Directors") declared a stock split. The stock split was affected in the form of a dividend payable in shares of the Fund on October 21, 1998. The dividend consisted of 5.08 shares for one (1) share in order to establish a $2.00 per share net asset value. Per share data prior to October 21, 1998 has been restated to give effect to the split.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities, listed corporate bonds and other fixed income and asset backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/ amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective October 1, 2001, the Fund has adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 10/1/2001		For the Six Months Ended 3/31/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ Depreciation
Increase (Decrease)	$(16,559)	$(16,559)	$(124,068)	$124,068

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At September 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $1,707,405, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash, U.S. government securities or other liquid securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended March 31, 2002, the Fund had realized losses of $71,891 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At March 31, 2002, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Appreciation (Depreciation)
June 2002	400 U.S. Treasury Note 2-Year Futures	Short	$ 303,329

June 2002	325 U.S. Treasury Note 5-Year Futures	Short	387,305

June 2002	375 U.S. Treasury Note 10-Year Futures	Short	579,690

September 2002	150 Eurodollar Futures	Short	(1,474,375)

September 2003	100 Eurodollar Futures	Short	(306,875)

December 2003	100 Eurodollar Futures	Short	167,500

NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$ (343,426)

SECURITIES LENDING

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 100% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$84,622,680	$75,825,050

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted security held at March 31, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost
AQ Finance NIM Trust 2001-2, 9.00%, 10/25/2031	10/23/2001	$ 5,156,523

AQ Finance NIM Trust 2001-3A, NOTE, 8.84%, 2/25/2032	12/05/2001	3,915,314

AQ Finance NIM Trust 2001-A, NOTE, 9.50%, 8/15/2031	01/15/2001	4,377,860

AQ Finance NIM Trust 2002-1, NOTE, 9.50%, 6/25/2032	03/15/2002	2,598,466

Banco Latinoamericano SA, Note, 7.20%, 5/15/2002	06/04/1999	2,980,800

Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	12/08/1998	708,486

Bayview Financial Acquisition Trust 1998-1, Class MII1, 2.60%, 5/25/2029	03/12/1999	428,169

C-BASS ABS, LLC 1999-3, Class B1, 7.04% 2/3/2029	07/09/1999	2,150,971

Circuit City Credit Card Master Trust 2000-1, Class CTF, 3.10%, 2/15/2006	02/23/2000	3,000,000

Conectiv, Inc., Note, 3.41%, 2/28/2003	02/22/2002	8,750,000

Copelco Capital Funding Corp. 2000-A, Class R1, 7.57%, 11/18/2005	04/14/2000	3,999,048

First Franklin NIM Trust 2001-FF2, NOTE, 8.35%, 11/25/2031	11/14/2001	5,533,828

Security	Acquisition Date	Acquisition Cost
First Plus Home Loan Trust 1997-3, Class B2, 8.50%, 11/10/2023	09/27/2001	$ 3,267,879

First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	02/06/2002	11,434,414

Harwood Street Funding I, LLC 2001-1A, Class CTFS, 3.70% 9/20/2004	11/30/2001	7,000,000

Long Beach Asset Holdings Corp. NIM Trust 2001-3, Note, 7.87%, 9/25/2031	10/02/2001	5,485,672

Long Beach Auto Receivables Trust 2001-1, Class A3, 5.20%, 3/13/2006	05/31/2001	5,000,000

MBNA Master Credit Card Trust 1999-K, Class C, 2.85%, 3/15/2005	10/22/1999	2,750,000

Mellon Residential Funding Corp 1998-TBC1, Class B4, 6.60%, 10/25/2028	12/16/1998	97,880

Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	05/18/1999	3,952,638

NC Finance Trust 1999-I, Class D, 8.75%, 1/25/2029	02/23/1999	162,924

Option One Mortgage Securities Corp. 1999-3, Class CTF, 10.80%, 12/25/2029	11/10/1999 - 03/08/2001	1,139,579

Option One Mortgage Securities Corp. 2001-3, Class CTF, 9.66%, 9/26/2031	08/15/2001	2,664,848

Principal Residential Mortgage Capital Resources 2001-3A, Class B, 3.70%, 12/20/2006	11/29/2001	5,000,000

Resecuritization Mortgage Trust 1998-A, Class B3, 7.84%, 10/26/2023	02/12/1999	231,365

Saxon Asset Securities Trust 1998-1, Class BF2, 8.00%, 12/25/2027	05/21/1999	1,086,854

Verizon Wireless, Inc., Note, 2.27%, 12/17/2003	12/12/2001	15,000,000

WCG Note Trust, Sr. Note, 8.25%, 3/15/2004	09/04/2001	5,061,600

Weyerhaeuser Co., Note, 3.09%, 9/15/2003	03/06/2002	10,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At March 31, 2002, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Institutional Shares	1,000,000,000

Institutional Service Shares	1,000,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 3/31/2002		Year Ended 9/30/2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	345,279,081	$679,402,800	113,681,957	$224,448,464
Shares issued to shareholders in payment of distributions declared	1,455,003	2,861,080	1,820,060	3,589,674
Shares redeemed	(141,664,682)	(278,447,159)	(30,853,117)	(60,914,573)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	205,069,402	$403,816,721	84,648,900	$167,123,565

	Six Months Ended 3/31/2002		Year Ended 9/30/2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	473,021,330	$931,522,159	316,823,030	$625,285,286
Shares issued to shareholders in payment of distributions declared	4,515,677	8,884,492	4,286,038	8,456,508
Shares redeemed	(362,582,819)	(712,841,260)	(150,716,885)	(297,105,264)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	114,954,188	$227,565,391	170,392,183	$336,636,530

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	320,023,590	$631,382,112	255,041,083	$503,760,095

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntarily waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the six months ended March 31, 2002 were as follows:

Purchases	$615,752,793

Sales	$76,196,727

Purchases and sales of long-term U.S. government securities for the six months ended March 31, 2002 were as follows:

Purchases	$36,241,267

Sales	$28,540

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Ultrashort Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31428Q606
Cusip 31428Q879

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G02603-01 (5/02)